Significant accounting policies - Exchange rates for the currencies (Details)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Foreign exchange rates [abstract]
Exchange rate as at end of year	1.3535	1.3076
Average exchange rate for year ended	1.3465	1.2717